Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(202) 261-3300

March 3, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the Class R Prospectus for the PIMCO CommodityRealReturn Strategy Fund® and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 172, which was filed on February 26, 2010, and (ii) the text of Post-Effective Amendment No. 172 was filed electronically on February 26, 2010.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	J. Stephen King, Jr.

Joshua D. Ratner

Audrey L. Cheng

Brendan C. Fox